CONVERTIBLE DEBT: Convertible Debt (Tables)	Dec. 31, 2021
Nine-months Ended September 30
Convertible Debt

As of September 30, 2022, the Company had the following:

Unsecured convertible debt, due 01/19/17, 8% interest, default interest at 18%, converts at a 54% discount to market price based on the lowest trading prices in the last 20 days trading price	6,750

Unsecured convertible debt, due 08/05/23, 10% interest, converts at a market price of $0.05 per share. The proceeds from the sale of the Note were used to satisfy all but $17,000 of our obligations to Jay Decker pursuant to a previously issued promissory note to benefit from terms that our management believes are more favorable to the Company.	154,000

Unsecured convertible debt, due 05/01/23, 12% interest, converts at a market price of $0.05 per share.	200,000

SUBTOTAL	360,750
Less: Discount	-
TOTAL	$360,750

Year Ended December 31
Convertible Debt

As of December 31, 2021, the Company had the following:

Unsecured convertible debt, due 01/19/17, 8% interest, default interest at 18%, converts at a 54% discount to market price based on the lowest trading prices in the last 20 days trading price	6,750

Unsecured convertible debt, due 03/17/22, 10% interest, default interest at 16%, converts at $0.05/share. Original note value $340,000	150,000

1 unsecured convertible debt were issued during the third quarter 2021, due 03/31/23, 6% interest, converts at $0.05/share.	15,000

SUBTOTAL	171,750
Less: Discount	-
TOTAL	$171,750